Supplementary Information To The Statements Of Operations And Cash Flows (Detailed Schedule Of Research And Development, Advertising, Shipping And Handling, And Depreciation Costs Charged To Income) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplementary Information To The Statements Of Operations And Cash Flows [Abstract]
Research and development costs	¥ 520,217	¥ 527,798	¥ 476,903
Advertising costs	137,942	156,894	150,866
Shipping and handling costs	153,345	145,315	129,114
Depreciation	¥ 259,135	¥ 284,244	¥ 251,839